Summary of Significant Accounting Policies 10-K (Policies)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Summary of Significant Accounting Policies [Abstract]
Description of Business and Principles of Consolidation
Ruby Tuesday, Inc., including its wholly-owned subsidiaries ("RTI," the "Company," "we," and/or "our"), owns and operates Ruby Tuesday®, Lime Fresh Mexican Grill® ("Lime Fresh"), Marlin & Ray's™, and Wok Hay® casual dining restaurants. We also operate Truffles® restaurants pursuant to a license agreement and franchise the Ruby Tuesday, Lime Fresh, and Wok Hay concepts in selected domestic and international markets. The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles ("GAAP") for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring entries) considered necessary for a fair presentation have been included. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. Operating results for the 13- and 26-week periods ended December 4, 2012 are not necessarily indicative of results that may be expected for the 52-week year ending June 4, 2013.

Description of Business and Principles of Consolidation
Ruby Tuesday, Inc. including its wholly-owned subsidiaries ("RTI," the "Company," "we" and/or "our") develops, operates and franchises casual dining restaurants in the United States, Guam, and 12 foreign countries under the Ruby Tuesday® brand. We also own and operate 13 Lime Fresh Mexican Grill® ("Lime Fresh"), 11 Marlin & Ray's™, two Truffles®, and one Wok Hay® casual dining restaurants. At June 5, 2012, we owned and operated 714 Ruby Tuesday restaurants concentrated primarily in the Southeast, Northeast, Mid-Atlantic, and Midwest of the United States, which we consider to be our core markets. As of our fiscal year end, there were 79 domestic and international franchise Ruby Tuesday restaurants located in 14 states primarily outside the Company's existing core markets (primarily the Western United States and portions of the Midwest) and in the Asia Pacific Region, Middle East, Guam, Canada, Iceland, Eastern Europe, the United Kingdom, and Central and South America. Also at fiscal year end, there were four domestic franchise Lime Fresh restaurants located in Florida.

RTI consolidates its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Equity Method Accounting
Equity Method Accounting
"Franchise partnerships" as used throughout the Notes to Consolidated Financial Statements refer to our previous domestic franchisees in which we owned 1% or 50% of the equity of each such franchisee. As further discussed in Note 3 to the Consolidated Financial Statements, we acquired 11 of our franchise partnerships during fiscal 2011 and the two remaining franchise partnerships have ceased operations. We applied the equity method of accounting to our 50%-owned franchise partnerships through the dates of acquisitions. Accordingly, we recognized our pro rata share of the earnings or losses of the franchise partnerships in the Consolidated Statements of Operations when reported by those franchisees. The cost method of accounting was applied to all 1%-owned franchise partnerships.

A further description of our franchise programs is provided in Note 2 to the Consolidated Financial Statements.

Fiscal Year
Fiscal Year
Our fiscal year ends on the first Tuesday following May 30 and, as a result, a 53rd week is added every five or six years. Fiscal 2012 contained 53 weeks. The first three quarters of fiscal 2012 each contained 13 weeks and the fourth quarter contained 14 weeks. In fiscal 2012, the 53rd week added $23.4 million to restaurant sales and operating revenue and $0.03 to diluted earnings per share in our Consolidated Statement of Operations. The fiscal years ended May 31, 2011 and June 1, 2010 each contained 52 weeks.

Revenue Recognition
Revenue Recognition
Revenue from restaurant sales is recognized when food and beverage products are sold. We present sales net of sales tax and other sales-related taxes. Deferred revenue-gift cards primarily represents our liability for gift cards that have been sold, but not yet redeemed, and is recorded at the expected redemption value. When the gift cards are redeemed, we recognize restaurant sales and reduce the deferred revenue.

Using gift card redemption history, we have determined that substantially all of our guests utilize their gift cards within two years from the date of purchase. Accordingly, we recognize gift card breakage for non-escheatable amounts beginning 24 months after the date of activation.

We recognized gift card breakage income of $1.8 million, $1.5 million, and $1.8 million during fiscal 2012, 2011, and 2010, respectively. This income is included as an offset to Other Restaurant Operating Costs in the Consolidated Statements of Operations.
Franchise development and license fees received are recognized when we have substantially performed all material services and the restaurant has opened for business. Franchise royalties (generally 4% of monthly sales) are recognized as franchise revenue on the accrual basis. Advertising amounts received from domestic franchisees are considered by us to be reimbursements, recorded on an accrual basis when earned, and have been netted against selling, general, and administrative expenses in the Consolidated Statements of Operations.

We charge our franchisees various monthly fees that are calculated as a percentage of the respective franchise's monthly sales. Our franchise agreements allow us to charge up to a 4.0% royalty fee, a 1.5% support service fee, a 1.5% marketing and purchasing fee, and an advertising fee of up to 3.0%. We defer recognition of franchise fee revenue for any franchise with negative cash flows at times when the negative cash flows are deemed to be anything other than temporary and the franchise has either borrowed directly from us or, historically, in regards to the franchise partnerships, through a facility for which we provided a guarantee.

We also do not recognize franchise fee revenue from franchises with fees in excess of 60 days past due. Accordingly, we have deferred recognition of a portion of franchise revenue from certain franchises. Unearned income for franchise fees was negligible and $1.2 million as of June 5, 2012 and May 31, 2011, respectively, which is included in Other deferred liabilities and/or Accrued liabilities - Rent and other in the Consolidated Balance Sheets. See Note 4 to the Consolidated Financial Statements for information relating to the write-off of certain unearned income for franchise fees in fiscal 2012.

Pre-Opening Expenses		Pre-Opening Expenses Salaries, personnel training costs, pre-opening rent, and other expenses of opening new facilities are charged to expense as incurred.
Share-Based Employee Compensation Plans
Share-Based Employee Compensation Plans
We recognize share-based payment transactions, including grants of employee stock options and restricted stock, as compensation expense based on the fair value of the equity award on the grant date. This compensation expense is recognized over the service period on a straight-line basis for all awards except those awarded to retirement-eligible individuals, which are recognized on the grant date at their estimated fair value. We record share-based compensation expense consistent with the other compensation expense for the recipient in either Payroll and related costs or Selling, general, and administrative, net in our Consolidated Statements of Operations. See Note 11 to the Consolidated Financial Statements for further discussion regarding our share-based employee compensation plans.

Marketing Costs
Marketing Costs
Except for television and radio advertising production costs which we expense when the advertisement is first shown, we expense marketing costs as incurred. Marketing expenses, net of franchise reimbursements, which are included in Selling, general, and administrative expense in the Consolidated Statements of Operations, totaled $47.9 million, $27.8 million, and $15.4 million for fiscal 2012, 2011, and 2010, respectively.

Impairment or Disposal of Long-Lived Assets
Impairment or Disposal of Long-Lived Assets
We review our long-lived assets related to each restaurant to be held and used in the business, including any allocated intangible assets subject to amortization whenever events or changes in circumstances indicate that the carrying amount of a restaurant may not be recoverable. We evaluate restaurants based upon cash flows as our primary indicator of impairment. Based on the best information available, we write down an impaired restaurant to its fair value based upon estimated future discounted cash flows and salvage value, if any. In addition, when we decide to close a restaurant it is reviewed for impairment and depreciable lives are adjusted. The impairment evaluation is based on the estimated cash flows from continuing use through the expected disposal date and the expected terminal value.

See Note 8 to the Consolidated Financial Statements for a further discussion regarding our closures and impairments, including the impairments of goodwill and other long-lived assets.

Income Taxes
Income Taxes
Our deferred income taxes are determined utilizing the asset and liability approach. This method gives consideration to the future tax consequences associated with differences between financial accounting and tax bases of assets and liabilities. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We recognize interest and penalties accrued related to unrecognized tax benefits as components of our income tax expense.

We recognize in our consolidated financial statements the benefit of a position taken or expected to be taken in a tax return when it is more likely than not (i.e. a likelihood of more than fifty percent) that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon settlement. Changes in judgment that result in subsequent recognition, derecognition or change in a measurement date of a tax position taken in a prior annual period (including any related interest and penalties) are recognized as a discrete item in the interim period in which the change occurs.

See Note 10 to the Consolidated Financial Statements for a further discussion of our income taxes.

(Loss)/Earnings Per Share
(Loss)/Earnings Per Share
Basic (loss)/earnings per share is computed by dividing net (loss)/income by the weighted average number of common shares outstanding during each period presented. Diluted (loss)/earnings per share gives effect to stock options and restricted stock outstanding during the applicable periods. The following table reflects the calculation of weighted-average common and dilutive potential common shares outstanding as presented in the accompanying Consolidated Statements of Operations (in thousands):

	2012	2011	2010
Net (loss)/income	$(188)	$46,878	$45,344

Weighted-average common shares outstanding	62,916	64,029	61,533
Dilutive effect of stock options and restricted stock	-	919	337
Weighted average common and dilutive potential
common shares outstanding	62,916	64,948	61,870
Basic (loss)/earnings per share	$(0.00)	$0.73	$0.74
Diluted (loss)/earnings per share	$(0.00)	$0.72	$0.73

Stock options with an exercise price greater than the average market price of our common stock and certain options with unrecognized compensation expense do not impact the computation of diluted (loss)/earnings per share because the effect would be anti-dilutive. The following table summarizes stock options and restricted shares that did not impact the computation of diluted (loss)/earnings per share because their inclusion would have had an anti-dilutive effect (in thousands):

	2012	2011	2010
Stock options	2,716*	2,517	4,450
Restricted shares	1,219*	421	884
Total	3,935	2,938	5,334

*Due to a net loss for the year ended June 5, 2012, all then outstanding share-based awards were excluded from the computation of diluted loss per share.

Comprehensive (Loss)/ Income
Comprehensive (loss)/income includes net income adjusted for certain revenue, expenses, gains and losses that are excluded from net income in accordance with U.S. GAAP, such as pension adjustments. Comprehensive (loss)/income is shown as a separate component in the Consolidated Statements of Shareholders' Equity and Comprehensive (Loss)/Income.

Comprehensive (Loss)/ Income
Comprehensive (Loss)/ Income
Comprehensive (loss)/income includes net income adjusted for certain revenue, expenses, gains and losses that are excluded from net income in accordance with U.S. GAAP, such as pension adjustments. Comprehensive (loss)/income is shown as a separate component in the Consolidated Statements of Shareholders' Equity and Comprehensive (Loss)/Income.

Cash and Short-Term Investments
Cash and Short-Term Investments
Our cash management program provides for the investment of excess cash balances in short-term money market instruments. Short-term investments are stated at cost, which approximates market value. We consider amounts receivable from credit card companies and marketable securities with a maturity of three months or less when purchased to be short-term investments.

Inventories		Inventories Inventories consist of food, supplies, china and silver and are stated at the lower of cost (first-in, first-out) or market.
Property and Equipment and Depreciation
Property and Equipment and Depreciation
Property and equipment is valued at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Estimated useful lives of depreciable assets generally range from three to 35 years for buildings and improvements and from three to 15 years for restaurant and other equipment.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the excess of costs over the fair market value of assets of businesses acquired. During fiscal 2012 and 2011, we recorded $9.3 million and $15.6 million, respectively, of goodwill associated with certain of our acquisitions as further discussed in Note 3 to the Consolidated Financial Statements.

As discussed further in Note 8 to the Consolidated Financial Statements, we determined during the fourth quarter of fiscal 2012 that our goodwill was impaired. Accordingly, we recorded a charge of $16.9 million ($12.0 million, net of tax). We perform tests for impairment annually, or more frequently if events or circumstances indicate it might be impaired. Impairment tests for goodwill include comparing the fair value of the respective reporting unit with its carrying value, including goodwill. We use a variety of methodologies in conducting these impairment assessments, including cash flow analyses that are consistent with the assumptions we believe hypothetical marketplace participants would use, estimates of sales proceeds and other measures, such as fair market price of our common stock, as evidenced by closing trading price. Where applicable, we use an appropriate discount rate that is commensurate with the risk inherent in the projected cash flows. If market conditions deteriorate, or if operating results decline unexpectedly, we may be required to record impairment charges.

The changes in the carrying amount of goodwill are as follows (in thousands):

Balance at June 1, 2010	$-
Acquisitions	15,571
Balance at May 31, 2011	15,571
Adjustments to fiscal year 2011
purchase price allocations	1,348
Acquisitions	7,989
Impairment	(16,919)
Balance at June 5, 2012	$7,989

Other intangible assets consist of reacquired franchise rights, favorable lease valuations, and trademarks. The reacquired franchise rights were acquired as part of certain franchise acquisitions. The favorable lease valuations resulted from the terms of acquired franchise operating lease contracts being favorable relative to market terms of comparable leases on the acquisition date. See Note 3 to the Consolidated Financial Statements for more information on the purchase price allocation applied to each of RTI's franchise partnership acquisitions in fiscal 2011.

Amortization expense of other intangible assets for fiscal 2012, 2011, and 2010 totaled $2.3 million, $1.5 million, and $0.7 million, respectively. We amortize acquired and reacquired franchise rights on a straight-line basis over the remaining term of the franchise operating agreements. The weighted average amortization period of acquired and reacquired franchise rights is 7.3 and 8.4 years, respectively. We amortize favorable lease valuations as a component of rent expense on a straight-line basis over the remaining lives of the leases. The weighted average amortization period of the favorable lease valuations is 25.8 years. We amortize trade and service marks on a straight-line basis over the life of the trade and service marks, typically 10 years. Amortization expense for intangible assets for each of the next five years is expected to be $3.5 million in fiscal 2013, $3.3 million in fiscal 2014, $3.1 million in fiscal 2015, $2.8 million in fiscal 2016, and $2.4 million in fiscal 2017. Rent expense resulting from amortization of favorable lease valuations, net of rent income resulting from amortization of unfavorable lease valuations, is expected to be insignificant for each of the next five years.

Other intangible assets which are included in Other assets, net in the Consolidated Balance Sheets consist of the following (in thousands):

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Reacquired franchise rights	$14,825	$4,961	$14,900	$2,956
Trademarks	11,961	847	836	672
Acquired franchise agreements	2,460	39	-	-
Favorable lease valuations *	2,205	168	2,023	63
Other	150	4	-	-
	$31,601	$6,019	$17,759	$3,691

* As of June 5, 2012 and May 31, 2011, we also had $1.3 million and $1.2 million, respectively, of unfavorable lease valuation liabilities which resulted from the terms of acquired franchise operating lease contracts being unfavorable relative to market terms of comparable leases on the acquisition date. In addition, as of June 5, 2012, we had a liability of $0.2 million which resulted from the terms of a Lime Fresh license agreement being unfavorable relative to market terms of a comparable license agreement. The majority of these liabilities is included within Other deferred liabilities in our Consolidated Balance Sheets. See Note 3 to the Consolidated Financial Statements for more information on the favorable and unfavorable lease valuations from our acquisitions of franchise partnerships during fiscal 2011 and Lime Fresh in fiscal 2012.

Deferred Escalating Minimum Rent
Deferred Escalating Minimum Rent
Certain of our operating leases contain predetermined fixed escalations of the minimum rentals during the term of the lease, which includes option periods where failure to exercise such options would result in an economic penalty. For these leases, we recognize the related rental expense on a straight-line basis over the life of the lease, beginning with the point at which we obtain control and possession of the leased properties, and record the difference between the amounts charged to operations and amounts paid as deferred escalating minimum rent. Any lease incentives received are deferred and subsequently amortized over a straight-line basis over the life of the lease as a reduction of rent expense.

Pensions and Post-Retirement Medical Benefits
Pensions and Post-Retirement Medical Benefits
We measure and recognize the funded status of our defined benefit and postretirement plans in our Consolidated Balance Sheets as of our fiscal year end. The funded status represents the difference between the projected benefit obligation and the fair value of plan assets. The projected benefit obligation is the present value of benefits earned to date by plan participants, including the effect of future salary increases, as applicable. The difference between the projected benefit obligation and the fair value of assets that has not previously been recognized as expense is recorded as a component of other comprehensive (loss)/income.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The fair values are assigned a level within the fair value hierarchy to prioritize the inputs used to measure the fair value of assets or liabilities. These levels are:

•	Level 1 - Observable inputs such as quoted prices in active markets for identical assets or liabilities;
•	Level 2 - Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and
•	Level 3 - Unobservable inputs which require the reporting entity to develop its own assumptions.

See Note 13 to the Consolidated Financial Statements for a further discussion of our financial instruments.

Segment Reporting
Segment Reporting
Operating segments are components of an enterprise about which separate financial information is available that is reviewed by the chief operating decision maker in deciding how to allocate resources and in assessing performance. We aggregate similar operating segments into a single reportable operating segment if the businesses are considered similar. We consider our restaurant concept and franchising operations as similar and have aggregated them.

Accounting Pronouncements Not Yet Adopted
Accounting Pronouncements Not Yet Adopted
In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance on the presentation of total comprehensive income, the components of net income, and the components of other comprehensive income. This guidance is intended to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (our fiscal 2013 first quarter). We do not expect the adoption of this guidance to have a material impact on our Consolidated Financial Statements.

In September 2011, the FASB issued guidance modifying the impairment test for goodwill by allowing businesses to first decide whether they need to do the two-step impairment test. Under the guidance, a business no longer has to calculate the fair value of a reporting unit unless it believes it is very likely that the reporting unit's fair value is less than the carrying value. The guidance is effective for impairment tests for fiscal years beginning after December 15, 2011 (our fiscal 2013). We do not expect the adoption of this guidance to have a material impact on our Consolidated Financial Statements.

In July 2012, the FASB issued guidance on testing indefinite-lived intangible assets for impairment. Under the guidance, testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill has been simplified. The guidance allows an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is "more likely than not" that the asset is impaired. The guidance is effective for impairment tests for fiscal years beginning after September 15, 2012 (our fiscal 2014). We do not expect the adoption of this guidance to have a material impact on our Consolidated Financial Statements.

Immaterial Reclassifications and Corrections of Consolidated Statements of Operations [Policy Text Block]
Immaterial Reclassifications and Corrections of Consolidated Statements of Operations
As shown in the tables below, we made the following reclassifications and/or corrections to our Consolidated Statements of Operations for the years ended June 5, 2012, May 31, 2011, and June 1, 2010 (in thousands):
•	reclassified certain non-restaurant related sales from Restaurant sales and operating revenue to Selling, general, and administrative, net;
•
reclassified and/or corrected certain employee fringe benefit and payroll tax expenses for corporate employees and field executives from Payroll and related costs, which is intended to capture payroll and related expenses for restaurant level employees, to Selling, general and administrative, net. Salaries and wages for these employees were already captured within the Selling, general and administrative, net caption;

•	reclassified certain expenses not directly related to restaurant operations from Other restaurant operating costs to Selling, general and administrative, net; and
•	corrected amortization expense of debt issuance costs and fees relating to our revolving credit facility from Other restaurant operating costs to Interest expense, net.

	As presented - Year ended June 5, 2012	Reclassifications and Corrections	As adjusted - Year ended June 5, 2012
Restaurant sales and operating revenue	$ 1,320,098	$ (58)	$ 1,320,040
Payroll and related costs	455,087	(7,692)	447,395
Other restaurant operating costs	270,132	(3,485)	266,647
Selling, general and administrative, net	114,534	7,427	121,961
Interest expense, net	19,620	3,692	23,312
Loss before income taxes	(14,938)	0	(14,938)

	As presented - Year ended May 31, 2011	Reclassifications and Corrections	As adjusted - Year ended May 31, 2011
Payroll and related costs	$ 422,230	$ (7,030)	$415,200
Other restaurant operating costs	256,632	(1,268)	255,364
Selling, general and administrative, net	85,971	7,143	93,114
Interest expense, net	12,353	1,155	13,508
Income before income taxes	52,622	0	52,622

	As presented - Year ended June 1, 2010	Reclassifications and Corrections	As adjusted - Year ended June 1, 2010
Payroll and related costs	$ 396,877	$ (7,766)	$389,111
Other restaurant operating costs	240,947	(545)	240,402
Selling, general and administrative, net	70,526	7,592	78,118
Interest expense, net	16,355	719	17,074
Income before income taxes	57,758	0	57,758

We made these reclassifications and corrections as we believe that reporting these amounts as shown above will more accurately reflect the nature of the expenses in our Consolidated Statements of Operations and are necessary to conform to the current period presentation and GAAP. We have determined the reclassifications and corrections made to the Consolidated Statements of Operations in previous filings to be immaterial.